Material accounting policies (Policies)	12 Months Ended
Jun. 30, 2024
Disclosure of initial application of standards or interpretations [abstract]
Going concern
Going concern
The Group has determined there is material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern but has concluded it is appropriate to prepare the consolidated financial statements on a going concern basis which contemplates continuity of normal business activities, the realization of assets and settlement of liabilities in the ordinary course of business. The operating cash flows generated by the Group are inherently linked to several key uncertainties and risks including, but not limited to, volatility associated with the economics of Bitcoin mining and the ability of the Group to execute its business plan.
For the year ended 30 June 2024, the Group incurred a loss after tax of $28,955,000 (2023: $171,871,000) and net operating cash inflows of $52,716,000 (2023: $6,045,000). As at 30 June 2024, the Group had net current assets of $401,389,000 (2023: net current assets of $65,229,000) and net assets of $1,097,351,000 (2023: net assets of $305,361,000).
As further background, the Group owns mining hardware that is designed specifically to mine Bitcoin and its future success will depend in a large part upon the value of Bitcoin, and any sustained decline in its value could adversely affect the business and results of operations. Specifically, the revenues from Bitcoin mining operations are predominantly based upon two factors: (i) the number of Bitcoin rewards that are successfully mined and (ii) the value of Bitcoin. A decline in the market price of Bitcoin, increases in the difficulty of Bitcoin mining, changes in the regulatory environment, and/or adverse changes in other inherent risks may significantly negatively impact the Group’s operations. Due to the volatility of the Bitcoin price and the effects of the other aforementioned factors, there can be no guarantee that future mining operations will be profitable, or the Group will be able to raise capital to meet growth objectives.

The strategy to mitigate these risks and uncertainties is to try to execute a business plan aimed at operational efficiency, revenue growth, improving overall mining profit, managing operating expenses and working capital requirements, maintaining potential capital expenditure optionality, and securing additional financing, as needed, through one or more debt and/or equity capital raisings.
The continuing viability of the Group and its ability to continue as a going concern and meet its debts and commitments as they fall due are therefore significantly dependent upon several factors. These factors have been considered in preparing a cash flow forecast over the next 12 months to consider the going concern of the Group. The key assumptions include:
•A base case scenario assuming recent Bitcoin economics including Bitcoin prices and global hashrate;
•Three operational sites in British Columbia, Canada with installed nameplate capacity of 160MW; 80MW Mackenzie, 50MW Prince George and 30MW Canal Flats;
•A fourth operational site at Childress, Texas with installed nameplate capacity of 100MW as at 31 July 2024 incrementally increasing to 350 MW by 31 December 2024;
•Securing additional financing as required to achieve the Group’s growths objectives.
The key assumptions have been stress tested using a range of Bitcoin price and global hashrate. The Group aims to maintain a degree of flexibility in both operating and capital expenditure cash flow management where it practicably makes sense, including ongoing internal cash flow monitoring and projection analysis performed to identify potential liquidity risks arising and to try to respond accordingly.
As a result, the Group has concluded there is material uncertainty related to events or conditions that may cast significant doubt on the Group’s ability to continue as a going concern and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business. However, the Group considers that it will be successful in the above matters and will have adequate cash reserves to enable it to meet its obligations for at least one year from the date of approval of the consolidated financial statements, and, accordingly, has prepared the consolidated financial statements on a going concern basis.
Basis of preparation
Basis of preparation
These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards ("IFRS Accounting Standards") as issued by the International Accounting Standards Board ("IASB").
Historical cost basis
The consolidated financial statements have been prepared on a historical cost basis, except for financial assets and liabilities at fair value through profit or loss.
Critical accounting estimates
The preparation of the consolidated financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in note 3.

Principles of consolidation
Principles of consolidation
The principles outlined below are guided by IFRS 10 ‘Consolidated Financial Statements’ and pertain to the preparation of consolidated financial statements for Iris Energy Limited and its subsidiaries.
The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of Iris Energy Limited as at 30 June 2024 and 30 June 2023 and the results of all subsidiaries for the years ended 30 June 2024, 30 June 2023, and 30 June 2022.
Subsidiaries are all those entities over which the Group has control (as listed in note 27). The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
Where the Group loses control over a subsidiary, it derecognizes the assets including goodwill and liabilities in the subsidiary together with any cumulative translation differences recognized in equity. The Group recognizes the fair value of the consideration received and the fair value of any investment retained together with any gain or loss in profit or loss.
Intercompany transactions, balances and unrealized gains on transactions between entities in the Group are eliminated upon consolidation. Accounting policies of subsidiaries align to the policies adopted by the Group.
The acquisition of subsidiaries is accounted for using the acquisition method of accounting. A change in ownership interest, without the loss of control, is accounted for as an equity transaction, where the difference between the consideration transferred and the book value of the share of the non-controlling interest acquired is recognized directly in equity attributable to the parent.

Operating segments
Operating segments
Operating segments are presented using the ‘management approach’, where the information presented is on the same basis as the internal reports provided to the Chief Operating Decision Makers ("CODM"). The CODM is responsible for the allocation of resources to operating segments and assessing their performance.

Functional and presentation currency
Functional and presentation currency
The functional currency of the Parent is Australian dollars, whilst the presentation currency of the Group is in US dollars. Some subsidiaries have a functional currency other than Australian dollars which is translated to the presentation currency. The presentation currency of US dollars has been adopted to suit the needs of the primary users of the financial statements.
Transactions in currencies other than an entity’s functional currency are initially recorded in the functional currency by applying the exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in currencies other than an entity’s functional currency are retranslated at the foreign exchange rate ruling at the reporting date. Foreign exchange differences arising on translation are recognized in the consolidated statements of profit or loss.
Foreign exchange differences that arise on the translation of monetary items that form part of the net investment in a foreign operation are recognized in the foreign currency translation reserve in the consolidated statements of financial position. Non-monetary assets and liabilities that are measured in terms of historical cost in currencies other than an entity’s functional currency are translated using the exchange rate at the date of the initial transaction.
Foreign operations
The assets and liabilities of foreign operations are translated into US dollars using the relevant exchange rates at the reporting date. The revenues and expenses of foreign operations are translated into US dollars using the average exchange rates, which approximate the rates at the dates of the transactions, for the period. All resulting foreign exchange differences are recognized in other comprehensive income through the foreign currency translation reserve in equity.
The foreign currency reserve, reflecting the cumulative translation differences, is recognized in the consolidated statements of profit or loss when the foreign operation or net investment is disposed of.

Revenue and other income recognition
Revenue and other income recognition
The Group recognizes revenue and other income as follows:
Revenue from contracts with customers
The Group recognizes revenue under IFRS 15, “Revenue from Contracts with Customers” ("IFRS 15"). The core principle of this standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

•Step 1: Identify the contract with the customer
•Step 2: Identify the performance obligations in the contract
•Step 3: Determine the transaction price
•Step 4: Allocate the transaction price to the performance obligations in the contract
•Step 5: Recognize revenue when the Company satisfies a performance obligation

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets IFRS 15’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

•Variable consideration
•Constraining estimates of variable consideration
•The existence of a significant financing component in the contract
•Non-cash consideration
•Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.
Bitcoin mining revenue
The Group operates data center infrastructure supporting the verification and validation of Bitcoin blockchain transactions in exchange for Bitcoin, referred to as “Bitcoin mining”. The Group’s revenue is derived from providing computing power (hashrate) to mining pools. The Company has entered into arrangements, as amended from time to time, with mining pool operators to provide computing power to the mining pools. The provision of computing power to mining pools is an output of the Company’s ordinary activities. The Company has the right to decide the point in time and duration for which it will provide computing power. As a result, the Company’s enforceable right to compensation only begins when, and continues as long as, the Company provides computing power to the mining pool. The contracts can be terminated at any time by either party without substantive compensation to the other party for such termination. Upon termination, the mining pool operator (i.e., the customer) is required to pay the Company any amount due related to previously satisfied performance obligations. Therefore, the Company has determined that the duration of the contract is less than 24 hours and that the contract continuously renews throughout the day. The Company has determined that this renewal right is not a material right as the terms, conditions, and compensation amounts are at then market rates. There is no significant financing component in these transactions.

In exchange for providing computing power, which represents the Company’s only performance obligation, the Company is entitled to non-cash consideration in the form of cryptocurrency, calculated under the Full Pay Per Share ("FPPS") payout methods which contain three components, (1) a fractional share of the fixed cryptocurrency award from the mining pool operator (referred to as a “block reward”), (2) transaction fees generated from (paid by) blockchain users to execute transactions and distributed (paid out) to individual miners by the mining pool operator, and (3) mining pool operating fees retained by the mining pool operator for operating the mining pool. The Company’s total compensation is the sum of the Company’s share of (a) block rewards and (b) transaction fees, less (c) mining pool operating fees.
1.The block reward earned by the Company is calculated by the mining pool operator based on the proportion of hashrate the Company contributed to the mining pool to the total network hashrate used in solving the current algorithm. The Company is entitled to its relative share of consideration even if a block is not successfully added to the blockchain by the mining pool.

2.Transaction fees refer to the total fees paid by users of the network to execute transactions. Under FPPS, the Company is entitled to a pro-rata share of the total network transaction fees. The transaction fees paid out by the mining pool operator to the Company is based on the proportion of hashrate the Company contributed to the mining pool to the total network hashrate. The Company is entitled to its relative share of consideration even if a block is not successfully added to the blockchain by the mining pool.

3.Mining pool operating fees are charged by the mining pool operator for operating the mining pool as set forth in a rate schedule to the mining pool contract. The mining pool operating fees reduce the total amount of compensation the Company receives and are only incurred to the extent that the Company has generated mining revenue pursuant to the mining pool operators’ payout calculation.

Because the consideration to which the Company expects to be entitled for providing computing power is entirely variable (block rewards, transaction fees and pool operating fees), as well as being non-cash consideration, the Company assesses the estimated amount of the variable non-cash consideration to which it expects to be entitled for providing computing power at contract inception and subsequently, to determine when and to what extent it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur once the uncertainty associated with the variable consideration is subsequently resolved. For each contract under the FPPS payout method, the Company recognizes the non-cash consideration on the same day that control of the contracted service transfers to the mining pool operator, which is the same day as the contract inception.
The Group measures the non-cash consideration received at the fair market value of the Bitcoin received. Management estimates fair value on a daily basis, as the quantity of Bitcoin received multiplied by the price quoted on Kraken on the day it was received. Management considers the prices quoted on Kraken to be a level 1 input under IFRS 13 Fair Value Measurement. The Group did not hold any Bitcoin on hand as at 30 June 2024 (30 June 2023: Nil).
AI cloud services revenue
The Group generates AI cloud services revenue through the provision of AI cloud services to clients. Revenue is measured at the fair value of the consideration received or receivable for services, net of discounts and sales taxes. The steps involved in recognizing AI cloud services revenue are set out as follows:

•AI cloud services revenue is recognized as service revenue rateably over the enforceable term of individual contracts which is typically the stated term. The Company satisfies its performance obligation as these services are provided over time. This method best represents the transfer of services.
•Transaction price is determined as the list price of services (net of discounts) that the Company delivers to its customers, considering the term of each individual contract, and the ability to enforce and collect the consideration.
•Usage revenue (overage and consumption-based services) is recorded as AI cloud services revenue in the month the usage is incurred/service is consumed by the customer, based on a fixed agreed upon amount per unit consumed.
Other income
Other income is recognized when it is probable that the economic benefits will flow to the Group, and the amount of income can be reliably measured. Other income is measured at the fair value of the consideration received or receivable. Gains from the sale of other assets are recognized when the control of the asset has been transferred, and it is probable that the entity will receive the economic benefits associated with the transaction.

Income tax
Income tax
The income tax expense for the period is the tax payable on that period’s taxable income based on the applicable income tax rate for each jurisdiction, adjusted by the changes in deferred tax assets and liabilities attributable to temporary differences, unused tax losses and the adjustment recognized for prior periods, where applicable.
Deferred tax assets and liabilities are recognized for temporary differences at the tax rates expected to be applied when the assets are recovered or liabilities are settled, based on those tax rates that are enacted or substantively enacted, except for:
•when the deferred income tax asset or liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, affects neither the accounting nor taxable profits; or
•when the taxable temporary difference is associated with interests in subsidiaries, associates or joint ventures, and the timing of the reversal can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future.
Deferred tax assets are recognized for deductible temporary difference only if the Group considers it probable that future taxable amounts will be available to utilize those temporary differences and losses.
The carrying amount of recognized and unrecognized deferred tax assets are reviewed at each reporting date. Deferred tax assets recognized are reduced to the extent that it is no longer probable that future taxable profits will be available for the carrying amount to be recovered. Previously unrecognized deferred tax assets are recognized to the extent that it is probable that there are future taxable profits available to recover the asset.
Deferred tax assets and liabilities are offset only where there is a legally enforceable right to offset current tax assets against current tax liabilities and deferred tax assets against deferred tax liabilities; and they relate to the same taxable authority on either the same taxable entity or different taxable entities which intend to settle simultaneously.
Uncertainties exist with respect to the interpretation of complex tax regulations, changes in tax laws, and the amount and timing of future taxable income. These uncertainties may require management to adjust expectations based on changes in circumstances, which may impact the amount of deferred tax assets and deferred tax liabilities recognized in the statement of financial position and the amount of other tax losses and temporary differences not recognized. In such circumstances, some or all of the carrying amounts of recognized deferred tax assets and liabilities may require adjustment, resulting in a corresponding credit or charge to the consolidated statement of profit or loss and other comprehensive income.

Current and non-current classification
Current and non-current classification
Assets and liabilities are presented in the consolidated statement of financial position based on current and non-current classification.
An asset is classified as current when it is either expected to be realized or intended to be sold or consumed in the Group’s normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realized within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.
A liability is classified as current when it is either expected to be settled in the Group’s normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no unconditional right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current. Deferred tax assets and liabilities are always classified as non-current.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents includes cash at bank, deposits that can be withdrawn without notice held with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Financial assets
Financial assets
Financial assets are initially measured at fair value. Transaction costs are included as part of the initial measurement, except for financial assets at fair value through profit or loss. Such assets are subsequently measured at either amortized cost, fair value through profit or loss, or fair value through other comprehensive income depending on their classification.
Classification is determined based on both the business model within which such assets are held and the contractual cash flow characteristics of the financial asset unless an accounting mismatch is being avoided.

Financial assets are derecognized when the rights to receive cash flows have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership. When there is no reasonable expectation of recovering part or all of a financial asset, its carrying value is written off.

Financial Instrument Fair Value through Profit & Loss ("FVTPL")
The Group recognizes the electricity financial assets at fair value on initial recognition. After initial recognition, financial instruments measured at FVTPL are remeasured at fair value at each reporting date. Any gains or losses arising from changes in the fair value of these instruments are recognized immediately in profit or loss. A financial instrument measured at FVTPL is derecognized when the contractual rights to the cash flows from the instrument expire or when the Group transfers substantially all the risks and rewards of ownership of the instrument.

The Group measures the fair value of prepaid electricity using the forward price approach. The fair value is calculated by multiplying the quantity of electricity prepaid by a forward price for the Energy Reliability Council of Texas (“ERCOT”) West Load Zone market which is the principal market for our electricity transactions. The forward prices are provided by OTC Global Holdings and reflect the expected future prices of electricity based on current market conditions and observable market data. The forward prices used to measure the fair value of prepaid electricity are classified as Level 2 inputs under IFRS 13.
Financial assets at amortized cost
A financial asset is measured at amortized cost only if both of the following conditions are met: (i) it is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and (ii) the contractual terms of the financial asset represent contractual cash flows that are solely payments of principal and interest. The financial assets at amortized cost include cash and cash equivalents and other receivables (except sales tax receivables).
Impairment of financial assets
The Group recognizes a loss allowance for expected credit losses on financial assets which are either measured at amortized cost or fair value through other comprehensive income. The measurement of the loss allowance depends upon the Group’s assessment at the end of each reporting period as to whether the financial instrument’s credit risk has increased significantly since initial recognition, based on reasonable and supportable information that is available, without undue cost or effort to obtain.
Where there has not been a significant increase in exposure to credit risk since initial recognition, a 12-month expected credit loss allowance is estimated. This represents a portion of the asset’s lifetime expected credit losses that is attributable to a default event that is possible within the next 12 months. Where a financial asset has become credit impaired or where it is determined that credit risk has increased significantly, the loss allowance is based on the asset’s lifetime expected credit losses. The amount of expected credit loss recognized is measured on the basis of the probability weighted present value of anticipated cash shortfalls over the life of the instrument discounted at the original effective interest rate.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment is measured at historical cost less accumulated depreciation and impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the items.
Depreciation is calculated on a straight-line basis to write off the net cost (less residual value where applicable) of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:

Buildings	20 years
Plant and equipment	3-10 years
Mining hardware[1]	2 - 4 years
High-performance computing ("HPC") hardware	5 years
[1]
The residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each reporting date.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
An item of property, plant and equipment is derecognized upon disposal or when there is no future economic benefit to the Group. Gains and losses between the carrying amount and the disposal proceeds are taken to profit or loss.
Development assets consist of data center sites under development. Development assets are not depreciated until they are available for use. Once an asset becomes available for use, it is transferred to another category within property, plant and equipment and depreciated over its useful economic life.
Mining and HPC hardware includes both installed hardware units and units that have been delivered but are in storage, yet to be installed. Depreciation of mining hardware commences once units are onsite and available for use.
Repair and maintenance costs incurred are expensed to ‘other operating expenses’ in the consolidated statements of profit or loss.

Leases
Leases
The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets.
The Group has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a term of 12 months or less, and leases of low value assets. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
A right-of-use asset is recognized at the commencement date of a lease. The right-of-use asset is measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of the right-of-use assets includes the amount of the lease liability recognized, adjusted for, as applicable, any lease payments made at or before the commencement date net of any lease incentives received, any initial direct costs incurred, and, except where included in the cost of inventories, an estimate of costs expected to be incurred for dismantling and removing the underlying asset, and restoring the site or asset. Right-of-use assets are depreciated from the commencement of the lease on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of the lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amount expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate.
In calculating the present value of the lease payments, the Group uses the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate. The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g. changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset. The Group has applied judgement to determine the lease term for contracts which include renewal and termination options.

Goodwill
Goodwill
Goodwill arises on the acquisition of a business. Goodwill is not amortized. Instead, the cash-generating unit (CGU) to which goodwill has been allocated is tested annually for impairment, or more frequently if events or changes in circumstances indicate that it might be impaired and is carried at cost less accumulated impairment losses. Impairment losses on goodwill are taken to profit or loss and are not subsequently reversed.

Impairment of other non-financial assets
Impairment of other non-financial assets
At the end of reporting period, property, plant and equipment and right-of-use assets are reviewed to determine whether there is any indication that those assets have suffered an impairment loss. If there is an indication of possible impairment, the recoverable amount of any affected asset (or group of related assets) is estimated and compared with its carrying amount. An impairment loss is recognized in the profit or loss for the amount by which the asset’s carrying amount exceeds its recoverable amount, where the recoverable amount is the higher of an asset’s fair value less costs of disposal ("FVLCOD") or the value in use ("VIU"). In assessing VIU, the estimated future cash flows of the asset are discounted to their present value using a discount rate that reflects the risks specific to the asset or the CGU to which the asset belongs and relevant market assessments. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets.
A recognized impairment loss on an asset is subject to reversal if there is a subsequent change in the variables and assumptions that were used to calculate the asset’s recoverable amount. Such a reversal is executed only when the asset’s estimated recoverable amount exceeds its current carrying amount. However, the adjusted carrying amount after reversal must not exceed the asset’s carrying amount that would have been determined (net of depreciation and amortization) had no impairment loss been recognized for the asset in prior years.

Trade and other payables
Trade and other payables
These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year and which are unpaid. They are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method. However, due to their short-term nature, they are not discounted.

Financial liabilities
Financial liabilities
Trade and other payables are initially recognized at the fair value of the consideration received, net of transaction costs. They are subsequently measured at amortized cost using the effective interest method.
The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Finance costs	Finance costs Finance costs attributable to qualifying assets are capitalized as part of the asset. All other finance costs are expensed using the effective interest rate method.
Provisions
Provisions
Provisions are recognized when the Group has a present (legal or constructive) obligation as a result of a past event, it is probable the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. If the time value of money is material, provisions are discounted using a current pre-tax rate specific to the liability. The increase in the provision resulting from the passage of time is recognized as a finance expense.

Employee benefits
Employee benefits
Short-term employee benefits
Liabilities for wages and salaries, including non-monetary benefits, annual leave and long service leave expected to be settled wholly within 12 months of the reporting date are measured at the amounts expected to be paid when the liabilities are settled.
Other long-term employee benefits
The liability for annual leave and long service leave not expected to be settled within 12 months of the reporting date are measured at the present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service.
Share-based payments
Equity-settled share-based compensation benefits are provided to employees. Equity-settled transactions are awards of shares, or options over shares and restricted stock units ("RSUs"), that are provided to employees in exchange for the rendering of services.
The cost of equity-settled transactions is measured at fair value on grant date. Fair value is independently determined using the Black-Scholes-Merton option pricing model and Monte-Carlo simulations which take into account the exercise price, the term of the option or the RSU, the impact of dilution, the share price at grant date, expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option, together with non-vesting conditions that do not determine whether the Group receives the services that entitle the employees to receive payment.
The cost of equity-settled transactions are recognized as an expense with a corresponding increase in equity over the vesting period. The cumulative charge to profit or loss is calculated based on the grant date fair value of the award, the best estimate of the number of awards that are likely to vest and the expired portion of the vesting period. The amount recognized in profit or loss for the period is the cumulative amount calculated at each reporting date less amounts already recognized in previous periods.
Market conditions are taken into consideration in determining fair value. Therefore, any awards subject to market conditions are considered to vest irrespective of whether or not that market condition has been met, provided all other conditions are satisfied.
If equity-settled awards are modified, as a minimum, an expense is recognized as if the modification has not been made. An additional expense is recognized, over the remaining vesting period, for any modification that increases the total fair value of the share-based compensation benefit as at the date of modification.
If equity-settled awards are cancelled or settled during the vesting period (other than a grant cancelled by forfeiture when the vesting conditions are not satisfied), this is treated as an acceleration of vesting and the amount that otherwise would have been recognized for services received over the remainder of the vesting period will be recognized immediately through share-based payments expense in the profit or loss.

Fair value measurement
Fair value measurement
When an asset or liability, financial or non-financial, is measured at fair value for recognition or disclosure purposes, the fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; and assumes that the transaction will take place either: in the principal market; or in the absence of a principal market, in the most advantageous market.
Fair value is measured using the assumptions that market participants would use when pricing the asset or liability, assuming they act in their economic best interests. For non-financial assets, the fair value measurement is based on its highest and best use, determined by maximization of value by way of continuing use or sale to third party. Valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, are used, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
Assets and liabilities measured at fair value are classified into three levels, using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. Classifications are reviewed at each reporting date and transfers between levels are determined based on a reassessment of the lowest level of input that is significant to the fair value measurement. Transfers between levels of the fair value hierarchy are recognized at the end of the reporting period in which they occur.
For recurring and non-recurring fair value measurements, external valuers may be used when internal expertise is either not available or when the valuation is deemed to be significant. External valuers are selected based on market knowledge and reputation. Where there is a significant change in fair value of an asset or liability from one period to another, an analysis is undertaken, which includes a verification of the major inputs applied in the latest valuation and a comparison, where applicable, with external sources of data.

Issued capital
Issued capital
Ordinary shares are classified as equity because they represent ownership in the company and do not have an obligation to be repurchased or settled in cash or other financial assets. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.

Earnings per share
Earnings per share
Basic earnings per share
Basic earnings per share is calculated by dividing the profit attributable to the owners of Iris Energy Limited (d/b/a IREN), by the weighted average number of ordinary shares outstanding during the financial year. The weighted average number of shares is also adjusted for any ordinary shares to be issued under mandatorily convertible instruments issued by the Group.
Diluted earnings per share
Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares.

Foreign currency translation reserve	Foreign currency translation reserve The reserve is used to recognize exchange differences arising from the translation of the financial statements of foreign operations to United States dollar.
Share-based payments reserve
Share-based payments reserve
The reserve is used to recognize the value of equity benefits provided to employees and Directors as part of their remuneration, and other parties as part of their compensation for services.

Goods and Services Tax ("GST") and other similar taxes
Goods and Services Tax ("GST") and other similar taxes
Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the tax authority. In this case it is recognized as part of the cost of the acquisition of the asset or as part of the expense.
Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the tax authority is included in other receivables or other payables in the consolidated statements of financial position.
Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the tax authority, are presented as operating cash flows.
Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the tax authority.

Computer hardware prepayments
Computer hardware prepayments
Computer hardware prepayments represent payments made by the Group for the purchase of mining and HPC hardware that were yet to be delivered as of the end of the financial year. These prepayments are in accordance with payment schedules set out in relevant purchase agreements with hardware manufacturers.

Government grants
Government grants
Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group expects to comply with the conditions. Depending on the grant conditions, grants received may be deferred and recognized over time on a straight-line basis.

New or amended Accounting Standards and Interpretations adopted
New or amended Accounting Standards and Interpretations adopted
The Group has adopted all of the new or amended IFRS and Interpretations as issued by the IASB that are mandatory for the current reporting period.
Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted. The Group believes that the impact of recently issued standards or amendments to existing standards that are not yet effective will not have a material impact on the Group’s consolidated financial statements.